Note C - Loans and Allowance for Loan Losses - TDR Loan Modifications (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Troubled Debt Restructuring	$ 8,552	$ 8,634
Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	209	216
Residential Portfolio Segment [Member] | Extended Maturity [Member]
Troubled Debt Restructuring	393
Residential Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring	393
Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	882	968
Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	4,574	385
Commercial Real Estate Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	1,521	529
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		469
Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		402
Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	395
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		362
Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring		4,742
Commercial and Industrial Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring	185
Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		561
Performing Financial Instruments [Member]
Troubled Debt Restructuring	8,552	7,887
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	209	216
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Extended Maturity [Member]
Troubled Debt Restructuring	393
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring	393
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	882	968
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	4,574
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	1,521	529
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		469
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		402
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	395
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring		4,742
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring	$ 185
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		561
Nonperforming Financial Instruments [Member]
Troubled Debt Restructuring		747
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring		385
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		$ 362